Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Preferred stock par value	0.001	0.001
Preferred stock shares authorized	1,000,000	1,000,000
Common stock par value	0.001	0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued and outstanding	$ 6,000,000	$ 6,000,000